Income Tax Unrecognized Tax Benefit (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Tax Expense (Benefit), Litigation Settlement			$ (18.5)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year			$ 137.9	$ 39.5	$ 59.8	$ 137.9	$ 109.2
Additions for tax positions related to the current year					1.8	2.2	3.7
Additions for tax positions of prior years					2.2	20.4	59.2
Reductions for tax positions of prior years					(5.5)	(19.4)	(3.2)
Settlements		$ (19.3)			(0.9)	(55.4)	(2.6)
Release due to statute expiration and legislative changes	$ (8.1)	$ (6.3)			(9.6)	(18.4)	(24.9)
Foreign currency adjustment					(8.3)	(7.5)	(3.5)
Balance at end of year					$ 39.5	$ 59.8	$ 137.9
Forecast | Minimum
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Settlements				(1.0)
Forecast | Maximum
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Settlements				$ (4.0)